Subsequent events	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subsequent events
40	Subsequent events
Information on the subsequent event that occurred in transaction between Embraer and Boeing are disclosed in Notes 1.1, 3.4, 4 and 40.3 of the consolidated financial statements.

40.1	New financing for working capital purposes of US$ 600 .0
On March 13, 2020, Embraer Aviation Netherlands B.V. entered into a loan credit and guarantee agreement with Citibank, N.A., J.P. Morgan Chase Bank, N.A. and Banco Santander, S.A. in the amount of US$ 600.0, accruing interest at three months LIBOR plus
1.5% per year, maturing on December 15, 2020.
40.2	Impacts of the COVID-19 pandemic
Embraer has been monitoring the COVID-19 pandemic situation and its impacts on its employees, operations, the global economy, the supply and the demand for its products and services. The Company’s Crisis Committee monitors on a daily basis the development of the pandemic situation and it has implemented contingency plans to act as quickly as necessary as the current situation continues to unfold.
As a result of COVID-19 pandemic, on March 17, 2020, our Brazilian corporate employees responsible for critical functions started to work from home and, on March 22, 2020, we decided to put our Brazilian employees that could not work remotely on paid leave until March 31, 2020. Until March 31, 2020, we were only carrying out essential activities at our facilities, including customer support, aircraft maintenance and manufacturing. On March 30, 2020, we further decided to put our Brazilian employees responsible for non-critical functions on collective vacation from April 1 to April 9, 2020. During this temporary shutdown of our facilities, we implemented safety measures to adapt our facilities to the World Health Organization guidelines. On April 10, 2020, we implemented a job preservation plan that included temporary furloughs, reduction in working hours and pay cuts to certain of our employees, as a means of guaranteeing their employment upon completion of the plan. This plan started on April 13, 2020 and will last between 60 and 90 days. On April 13, 2020, all of our Brazilian employees that could not work remotely and were not included in the job preservation plan returned to work at our adapted facilities. Our or other companies’ operations may be suspended again or remain suspended for a longer time.
Due to the uncertainty related to the spread of COVID-19, on March 26, 2020, we also suspended the projections relating to our expected results for 2020, dated as of November 12, 2019. We will issue updated projections for 2020 when we conclude the assessment of the effects that the COVID-19 pandemic will cause to our business.
We expect that 2020 will be a distinct year in terms of orders and deliveries due to the impacts of the COVID-19 pandemic. The airline business has been adversely affected due to COVID-19, and we will have to review our production chain in order to reflect the new and uncertain demand scenario.
As a result of the COVID-19, on April 6, 2020, Standard & Poor’s downgraded our rating by one notch to BBB- with a negative outlook, due to expectations that many airlines will delay new deliveries at least until the end of the third quarter of 2020. On April 28, 2020, Fitch also downgraded our rating from BBB- to BB+ as a result of the negative expectations relating to the commercial aviation industry due to the COVID-19 pandemic. On April 29, 2020, Moody’s also downgraded our rating from Ba1 to Ba2 with a negative outlook.
In the Defense and Security business unit, as of the date of this annual report, we cannot fully predict the impact that the
COVID-19
outbreak will have on our Defense and Security business. However, we are facing difficulties to deliver products to international customers due to border and quarantine controls.
In the Executive Jets business unit, restrictions on travel and emergency quarantine have posed some challenges for aircraft deliveries to international customers. As of the date of this annual report, production lines of our business aviation products are abreast for attending planed supply levels, with no major supply shortages. We are supervising the risks and controlling the supply chain and postponements in demand in order to prevent obstacles that may arise from this global crisis. As a result of COVID-19, as of the date of this annual report, one of our executive jets customers cancelled its firm orders and some of our executive jet customers postponed their scheduled aircraft deliveries. Although we cannot fully predict the impact of the
COVID-19
outbreak in the short-to-medium term on our business, we expect that some customers will continue to postpone their scheduled aircraft deliveries and will continue to cancel their orders.
In the Commercial Aviation business unit (recorded and presented as discontinued operations for the financial statements as of and for the year ended December 31, 2019), due to extensive traffic disruption affecting our customer’s operations throughout the world, as a result of the COVID-19, it is reasonable to expect a material impact on our 2020 deliveries. According to Cirium, a data analytics and consulting company, as of May 2020, 60% of the global fleet has been placed into storage, and the International Air Transport Association - IATA projects a decline of 50% in commercial traffic for 2020 in year-over-year terms. As a result of COVID-19, some of our customers rescheduled their aircraft deliveries carrying them over to 2021 and beyond, which has affected our 2020 projected deliveries. As of the date of this annual report, no cancellation has occurred. The recovery pace is difficult to predict since this outbreak has no precedent in history. Although we cannot fully yet determine the impact of the COVID-19 outbreak in the short-to-medium term on our business, we expect that customers will continue to postpone their scheduled aircraft deliveries and will cancel their orders.
As a result of the COVID-19 pandemic, the Company has taken measures to preserve cash flow, including (i)) reductions in working hours and pay cuts; (ii)) extension of payments terms relating to our suppliers; (iii)) extension of tax payment deadlines; (iv)) negotiation of new credit lines; and (v)) adjustment of production chain.
As of March 31, 2020, the Company has already recognized the following impacts in profit or loss as result of the COVID-19 pandemic:

•	Negative changes in the fair value of Republic Airways shares held as financial investments (Note 7) impacting the Company’s 2020 operating results in the amount of US$ 22.2.

•
Additional provision for expected credit losses over trade accounts receivable, contract assets and customer financing as result of increase in credit risks of the Company’s customers during the pandemic in the amount of US$ 33.4.

As of March 31, 2020, the Company had a trigger event related to impairment of assets in our Executive Aviation and Defense & Security business units due to the impacts of the COVID-19 pandemic and its impact on our market capitalization devaluation in the period. Based on our best estimate using certain assumptions for short-medium term impacts on deliveries of Executive Aviation and Defense & Security businesses units, at this time have not identified additional impairment charges to be recognized in addition to the charges described in Note 19. The depreciation of Brazilian Reais vs. U.S. Dollars in the period of 29% has a positive impact in future cash flows for that base date due to reduction of cash outflows indexed in Brazilian Reais (costs of goods sold and general expenses). However, an improvement in the currency exchange rate in the future may result in a future impairment charge.

40.3	Impairment losses – Commercial Aviation business unit
Due to the unexpected and wrongful termination of the strategic partnership by Boeing on April 25, 2020, from this date forward the Company will stop designating and measuring the assets and liabilities associated with the Commercial Aviation Business and related services as “held for sale” and its generated results as “discontinued operations,” which are to be reclassified as “held for continuous use” and “continuing operations.”
The change in designation requires the remeasurement of the long-lived assets held for sale (fixed assets, intangibles, and rights-of-use) for the lower value between the book value, adjusted for accumulated depreciation and amortization not recognized while classified as held for sale in the amount of US$ 83.5 (Note 3.4) that will be recorded in the second quarter of 2020, and the recoverable value determined by the highest amount between the value-in-use of these assets and the fair value minus expenses that would be incurred by sale. During the term described in Note 3.4, the long-lived assets held for sale were listed at the recoverable value by the lesser value between the book value and the fair value based on the purchase price set forth in the MTA minus the incremental costs incurred to close the transaction.
In line with the Company’s practice as shown in Note 19, the recoverable value of these assets will be measured based on the approach of value-in-use using the discounted cash flow method, which is not substantially different from fair value under current market conditions. The discount rate applied in this case is based on the rate of the weighted average cost of capital for the Company, reconciled with the estimated discount rate before taxes of 10.6%. That rate differs from the discount rate applied to the December 31, 2019 calculation as result of the Company’s increased risk diversification and due to increased funding costs as a result of not concluding the transaction with Boeing.
The future cash flows utilized in the determination of the value-in-use account for significant economic environment impacts resulting from the COVID-19 pandemic on the commercial aviation market in accordance with the best estimate of the Management up to the present date.
As a result of the measurement of the recoverable value of the assets of the Commercial Aviation Business, including fixed assets, intangibles and rights-of-use, the Company expects to recognize in the second quarter of 2020 losses due to impairment charges relating to these assets which will impact the operating results for the year. Based on preliminary calculations, these losses are estimated to be in the range of US$ 153.0 to US$ 526.0 taking into account Management’s current estimates of potential projected scenarios of future deliveries of commercial jets and market share development in the coming years post COVID-19, based on currently available information. The estimated losses were calculated based on carrying amounts of CGUs and foreign exchange rate observed as of March 31, 2020. The amount to be recorded as of June 30, 2020 is subject to revision and update based on certain assumptions and factors that are subject to change, including without limitation the foreign exchange rate and discount rate on that date, and may vary materially from the estimates above. Because a substantial portion of the cost of goods sold is indexed in Brazilian Reais, positive or negative fluctuations of 10% in the Brazilian Reais to U.S. dollar foreign exchange rate impact the mid-range of estimated impairment charges by approximately US$ 163.0 and US$ 201.0, respectively.